Inventories	12 Months Ended
Dec. 31, 2022
Inventories [Abstract]
INVENTORIES

NOTE 12. INVENTORIES

Inventories consist of the following:

	Consolidated
	December 31, 2022 A$	December 31, 2021 A$
Finished goods – Halal products	513,582	-
Finished goods – displays and other products	6,743,531	-
Provision for inventories	(1,106,092)	-
Total	6,151,021	-